Digital assets (Tables)	3 Months Ended
Mar. 31, 2026
Digital assets [abstract]
Schedule of changes in digital assets balance
	January 1, 2026 Balance	Additions	Dispositions	Unrealized (loss) gain	March 31, 2026 Balance
	$	$	$	$	$
Bitcoin	2,287,611	2,365,239	(64,669)	(700,371)	3,887,810
Solana	1,336,507	400,000	—	(457,982)	1,278,525
ETH	54,749	—	—	(15,937)	38,812
XRP	—	112,000	—	(29,647)	82,353
SUI	22,683	—	—	(8,323)	14,360
LINK	113,890	85,000	—	(32,683)	166,207
	3,815,440	2,962,239	(64,669)	(1,244,943)	5,468,067
	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	December 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,827,102	(647,000)	(249,368)	2,287,611
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	2,052,166	(661,503)	(404,195)	1,336,507
ETH	—	132,093	(47,000)	(30,344)	54,749
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	(27,317)	22,683
LINK	—	221,215	—	(107,325)	113,890
	861,230	5,632,576	(1,906,503)	(771,863)	3,815,440

Schedule of fair value hierarchy
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,468,067	—
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	3,815,440	—